Other current financial and non-financial assets	12 Months Ended
Dec. 31, 2025
Other current financial and non-financial assets
Other current financial and non-financial assets

10.Other current financial and non-financial assets

At December 31, 2025 and 2024, other current financial assets consisted of the following:

Other current financial assets
in € K
	2025	2024

Debt securities	127,536	149,361
Notes receivable	65,417	48,049
Receivables for supplier rebates	94,785	27,696
Derivatives	23,684	24,088
Third party receivables from the sale of investments	9,417	23,560
Deposit / guarantee / security	13,477	13,732
Loans to customers or suppliers	953	986
Other	111,235	146,268
Total	446,504	433,740

The item “Other” in the table above includes receivables related primarily to a consent agreement on certain pharmaceuticals as of December 31, 2025.

At December 31, 2025 and 2024, other current assets consisted of the following:

Other current assets

in € K

	2025	2024

Income tax receivable	126,197	248,668
Other tax receivable	164,192	142,573
Payments on account	138,225	127,116
Prepaid insurance	5,440	27,068
Interest receivables related to income tax	21,397	21,289
Prepaid rent	4,398	14,556
Other	73,587	90,565
Total	533,436	671,835

The item “Other” in the table above includes various prepaid expenses relating to, amongst others, utility costs and freight expense.